Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Computer System and Equipment

Computer system and equipment

	December 31, 2025	June 30, 2025
	RM	RM
Cost

As of July 1	158,379,999	158,400,231
Disposal / Written-off	-	(20,232)
As of December 31/ June 30	158,379,999	158,379,999

Accumulated depreciation and impairment loss

As of July 1	(80,369,339)	(45,103,697)
Charge for the period/year	(10,588,918)	(28,308,000)
Disposal / Written-off	-	4,368
Impairment loss	-	(6,962,010)
As of December 31/ June 30	(90,958,257)	(80,369,339)

Net carrying amount	67,421,742	78,010,660

Schedule of Estimated Useful Lives	The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:
Computer system and equipment	10% - 20%